Segment Reporting (Details)	6 Months Ended
Jun. 30, 2024
Segment Reporting Information [Line Items]
Operating segments, description	Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.